New Standards, Interpretations and Amendments Adopted by the Group	1 Months Ended	9 Months Ended
	Mar. 31, 2025	Sep. 30, 2025
New Standards, Interpretations and Amendments Adopted by the Group [Abstract]
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP

NEW STANDARDS AND INTERPRETATIONS

Adopted in 2025

No new or amended standards or interpretations have been adopted in 2025. The Company has not early adopted any standards, interpretations or amendments that have been issued but have not yet become effective.

Not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for this reporting period and have not been early adopted by the Company. These standards are not expected to have a material impact on these consolidated financial statements in current or future reporting periods or on foreseeable future transactions.

14     NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP

The accounting policies adopted in the preparation of these unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the VEON Holdings B.V. audited annual combined financial statements as of and for the year ended December 31, 2024.

Certain new and amended standards became effective as of January 1, 2025, which did not have a material impact on Kyivstar Group’s interim condensed consolidated financial statements. Kyivstar Group has not early adopted any standards, interpretations or amendments that have been issued but have not yet become effective.